Subsequent Events (Details) ₪ / shares in Units, € in Thousands, ₪ in Millions			1 Months Ended	12 Months Ended
	Dec. 18, 2017 ILS (₪)	Dec. 18, 2017 EUR (€)	Nov. 29, 2017	Dec. 31, 2018 ILS (₪) ₪ / shares shares	Dec. 31, 2018 EUR (€) shares
Subsequent Events (Textual)
Percentage of outstanding share capital			98.20%
Amount of purchase	₪ 240.0	€ 11,600
February 7, 2019 [Member] | Share Purchase Agreement [Member]
Subsequent Events (Textual)
Sale of ordinary shares				3,760,417	3,760,417
Percentage of outstanding share capital				1.60%	1.60%
Purchase of aggregate number of shares				3,760,417	3,760,417
February 7, 2019 [Member] | Share Purchase Agreement [Member] | Initial Closing [Member]
Subsequent Events (Textual)
Purchase of aggregate number of shares				28,984,380	28,984,380
Aggregate price per share | ₪ / shares				₪ 0.96
Initial closing date				Mar. 18, 2019	Mar. 18, 2019
February 7, 2019 [Member] | Share Purchase Agreement [Member] | Maximum Quantity [Member]
Subsequent Events (Textual)
Sale of ordinary shares				57,968,760	57,968,760
Percentage of outstanding share capital				25.00%	25.00%
February 7, 2019 [Member] | Share Purchase Agreement [Member] | Maximum Quantity [Member] | Initial Closing [Member]
Subsequent Events (Textual)
Aggregate price per share | ₪ / shares				₪ 1.02
May 13, 2019 [Member]
Subsequent Events (Textual)
Purchase of aggregate number of shares				3,760,417	3,760,417
Amount of purchase | ₪				₪ 3.6
April 2, 2019 [Member]
Subsequent Events (Textual)
Amount of purchase | €					€ 3
May 6, 2019 [Member]
Subsequent Events (Textual)
Leased term				49 years	49 years
Lease agreement | ₪				₪ 7.0